Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less - Accumulated depreciation	$ (500)	$ (358)	$ (103)
Property plant and equipment, net	2,393	2,441	980
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	261	261	130
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	164	114	64
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,398	2,354	830
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 70	$ 70	$ 59